UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2014 (Unaudited)
	Principal
	Amount	Value
Corporate Bonds - 46.58%
Air Freight & Logistics - 2.61%
FedEx Corp.
4.900%, 01/15/2034	$1,722,000	$1,900,392
Cable & Satellite - 1.65%
Comcast Corp.
7.050%, 03/15/2033	872,000	1,199,730
Commercial Banking - 9.24%
Bank of America NA
5.300%, 03/15/2017	1,954,000	2,131,124
BB&T Corp.
1.600%, 08/15/2017	2,407,000	2,419,865
Wells Fargo & Co.
1.150%, 06/02/2017	2,180,000	2,173,615
		6,724,604
Diversified Banks - 6.17%
Citigroup, Inc.
4.450%, 01/10/2017	2,194,000	2,352,420
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,892,000	2,140,259
		4,492,679
Drug Retail - 2.98%
CVS Health Corp.
1.200%, 12/05/2016	2,160,000	2,169,534
Homebuilding - 1.76%
NVR, Inc.
3.950%, 09/15/2022	1,254,000	1,282,313
Industrial Conglomerates - 3.04%
General Electric Capital Corp.
6.750%, 03/15/2032	1,644,000	2,212,735
Integrated Telecommunication Services - 2.22%
Verizon Communications, Inc.
6.400%, 09/15/2033	1,279,000	1,614,425
Investment Banking & Brokerage - 5.98%
Morgan Stanley
6.250%, 08/09/2026	1,748,000	2,147,212
The Goldman Sachs Group, Inc.
6.125%, 02/15/2033	1,790,000	2,203,578
		4,350,790
Life Sciences Tools & Services - 2.96%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,104,000	2,154,126
Regional Banks - 5.91%
Fifth Third Bancorp
3.625%, 01/25/2016	2,054,000	2,137,014
KeyCorp
5.100%, 03/24/2021	1,903,000	2,161,917
		4,298,931
Restaurants - 2.06%
Yum! Brands, Inc.
3.875%, 11/01/2023	1,459,000	1,497,780
Total Corporate Bonds (Cost $33,028,085)		33,898,039

Municipal Bonds - 15.26%
Kentucky - 1.13%
Kentucky State Property & Buldings Commission
4.640%, 11/01/2017	750,000	819,330
Massachusetts - 1.06%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	675,000	773,199
Nevada - 0.75%
County of Clark, NV
4.300%, 07/01/2017	505,000	543,668
New Jersey - 0.34%
New Jersey Economic Development Authority
1.802%, 06/15/2017	250,000	250,355
New York - 8.05%
County of Westchester, NY
5.000%, 06/01/2024	250,000	279,780
Metropolitan Transportation Authority
3.118%, 07/01/2025	1,250,000	1,256,387
New York City Transitional Finance Authority Future Tax Secured Revenue
4.587%, 08/01/2022	1,000,000	1,128,290
5.210%, 08/01/2017	500,000	559,420
New York State Dormitory Authority
1.317%, 07/01/2016	1,080,000	1,092,161
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	540,070
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	998,480
		5,854,588
Oregon - 2.10%
Oregon State Lottery
1.890%, 04/01/2020	1,550,000	1,530,021
Texas - 0.37%
City of Houston TX Utility System Revenue
3.228%, 05/15/2022	260,000	268,632
Utah - 1.46%
State of Utah
3.289%, 07/01/2020	1,000,000	1,065,130
TOTAL MUNICIPAL BONDS (Cost $11,056,178)		11,104,923

U.S. Government Agency Issue - 6.32%
Federal Home Loan Banks
0.750%, 12/30/2016	2,455,000	2,453,092
5.000%, 11/17/2017	1,920,000	2,149,669
Total U.S. Government Agency Issue (Cost $4,603,679)		4,602,761

U.S. Government Note/Bond - 20.94%
United States Treasury Notes/Bond
0.625%, 07/15/2016	1,519,000	1,523,629
0.875%, 04/30/2017	5,068,000	5,074,335
0.875%, 05/15/2017	6,385,000	6,391,487
5.375%, 02/15/2031	1,671,000	2,254,022
Total U.S. Government Note/Bond (Cost $15,027,500)		15,243,473

Mutual Funds - 10.06%	Shares
Vanguard GNMA Fund	681,581	7,320,183
Total Mutual Funds (Cost $7,151,779)		7,320,183

Money Market Funds - 0.08%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (a)	56,471	56,471
Total Money Market Funds (Cost $56,471)		56,471

Total Investments (Cost $70,923,692) - 99.24%		72,225,850
Other Assets in Excess of Liabilities - 0.76%		553,663
Total Net Assets - 100.00%		$72,779,513

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2014.

The accompanying footnotes are an integral part of this Schedule of Investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the excluse property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2014 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 96.63%
Alaska - 1.79%
Alaska Housing Finance Corp.
5.000%, 06/01/2018	$200,000	$227,880
State of Alaska
5.000%, 04/01/2020	750,000	867,697
		1,095,577
Arizona - 3.37%
Arizona State University
4.000%, 07/01/2015	125,000	128,945
Arizona Water Infrastructure Finance Authority
5.000%, 10/01/2027	1,500,000	1,708,680
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	223,714
		2,061,339
California - 4.33%
Los Angeles Unified School District
4.500%, 07/01/2023	1,670,000	1,838,787
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	810,086
		2,648,873
Colorado - 0.90%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	500,000	549,450

Connecticut - 4.45%
State of Connecticut
4.750%, 12/15/2024	1,500,000	1,638,270
5.000%, 11/01/2023	460,000	503,649
University of Connecticut
5.000%, 02/15/2024	500,000	583,225
		2,725,144
District of Columbia - 2.64%
District of Columbia
5.000%, 12/01/2023	400,000	470,232
5.000%, 06/01/2023	1,000,000	1,146,130
		1,616,362
Florida - 5.09%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	131,608
Orlando Utilities Commission
3.000%, 10/01/2018	1,125,000	1,219,781
State of Florida
4.750%, 06/01/2026	250,000	269,008
5.000%, 06/01/2024	1,000,000	1,175,960
5.000%, 07/01/2024	175,000	205,210

State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	112,415
		3,113,982
Georgia - 1.33%
City of Atlanta Department of Aviation
5.000%, 01/01/2019	700,000	816,928
Kentucky - 4.12%
Kentucky State Property & Building Commission
5.000%, 11/01/2022	750,000	842,783
5.000%, 11/01/2021	350,000	394,464
5.000%, 11/01/2019	600,000	679,842
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	104,006
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2021	425,000	498,865
		2,519,960
Massachusetts - 0.50%
City of Boston, MA
4.000%, 03/01/2028	275,000	303,504
Nevada - 6.70%
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,132,720
5.000%, 06/01/2026	500,000	567,535
5.000%, 06/01/2025	625,000	710,156
Las Vegas Valley Water District
5.000%, 06/01/2021	250,000	283,155
State of Nevada
5.000%, 12/01/2026	1,250,000	1,409,500
		4,103,066
New Jersey - 1.28%
County of Essex, NJ
4.000%, 05/01/2019	695,000	784,585
New Mexico - 4.03%
State of New Mexico Severance Tax Permanent Fund
4.000%, 07/01/2023	2,250,000	2,467,980
New York - 21.68%
City of New York, NY
5.000%, 08/01/2026	1,000,000	1,157,820
5.000%, 04/01/2017	500,000	535,825
5.250%, 09/01/2022	1,000,000	1,157,810
Metropolitan Transportation Authority
5.000%, 11/15/2024	1,000,000	1,126,220
5.000%, 11/15/2027	500,000	560,400
New York City Water & Sewer System
5.750%, 06/15/2025	2,500,000	2,970,200
New York Local Government Assistance Corp.
5.000%, 04/01/2019	250,000	294,117
New York State Dormitory Authority
5.250%, 02/15/2022	1,000,000	1,174,870
New York State Thruway Authority
5.000%, 03/15/2020	500,000	581,855
5.000%, 03/15/2020	500,000	536,260

New York State Urban Development Corp
5.000%, 12/15/2023	275,000	311,649
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,138,960
5.000%, 07/15/2021	500,000	530,895
Tobacco Settlement Financing Corporation
5.000%, 06/01/2022	250,000	278,633
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2018	780,000	910,720
		13,266,234
Ohio - 1.76%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2018	250,000	283,588
5.000%, 01/01/2026	500,000	583,905
State of Ohio
5.000%, 01/01/2020	180,000	211,417
		1,078,910
Oregon - 0.43%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	265,398
Pennsylvania - 6.71%
Commonwealth of Pennsylvania
5.000%, 06/01/2019	275,000	323,301
5.000%, 03/15/2025	1,000,000	1,151,320
5.000%, 11/01/2020	450,000	509,882
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	541,970
5.000%, 07/01/2020	500,000	585,730
Pennsylvania Housing Finance Agency Revenue
4.375%, 10/01/2022	225,000	244,012
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	650,000	750,575
		4,106,790
Tennessee - 1.00%
County of Shelby, TN
5.000%, 04/01/2019	520,000	610,745
Texas - 9.83%
Arlington Independent School District
4.000%, 02/15/2019	105,000	118,620
City of Garland, TX
5.000%, 02/15/2028	400,000	461,876
City of San Antonio, TX
5.000%, 08/01/2022	500,000	558,560
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	293,345
Dallas Fort Worth International Airport
5.000%, 11/01/2026	740,000	859,147
Dallas Independent School District
6.250%, 02/15/2024	1,000,000	1,192,480
North East Independent School District
5.000%, 08/01/2026	900,000	1,001,835

Northwest Independent School District
5.000%, 02/15/2026	500,000	568,150
State of Texas
5.000%, 10/01/2023	500,000	564,635
Texas State University System Revenue
5.000%, 03/15/2021	100,000	117,579
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	277,655
		6,013,882
Virginia - 4.98%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,126,331
5.000%, 02/01/2027	700,000	801,549
Virginia Housing Development Authority
1.500%, 07/01/2019	250,000	250,230
Virginia Public School Authority
5.000%, 01/15/2019	750,000	872,198
		3,050,308
Washington - 5.88%
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 02/01/2022	325,000	382,294
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	713,180
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	843,195
State of Washington
5.000%, 02/01/2027	450,000	515,903
5.000%, 01/01/2026	1,000,000	1,144,630
		3,599,202
Wisconsin - 3.83%
State of Wisconsin
5.000%, 05/01/2026	1,445,000	1,644,280
Wisconsin Department of Transportation
5.000%, 07/01/2026	600,000	700,428
		2,344,708
Total Municipal Bonds (Cost $58,605,313)		59,142,927

Money Market Funds - 8.13%	Shares
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	4,974,297	4,974,297
Total Money Market Funds (Cost $4,974,297)		4,974,297

Total Investments (Cost $63,579,610) - 104.76%		64,117,224
Liabilities in Excess of Other Assets - (4.76)%		(2,912,218)
Total Net Assets - 100.00%		$61,205,006

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2014.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2014 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 97.72%
Nevada - 3.71%
County of Clark, NV
5.000%, 06/01/2026	$500,000	$567,535
State of Nevada
5.000%, 12/01/2026	750,000	845,700
		1,413,235
New York - 87.63%
Arlington Central School District
5.000%, 05/15/2022	200,000	227,440
Battery Park City Authority
5.000%, 11/01/2017	375,000	426,037
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	227,756
City of New York, NY
5.000%, 08/01/2022	535,000	598,317
5.250%, 09/01/2021	900,000	1,044,702
County of Schenectadv, NY
4.000%, 04/15/2018	410,000	455,244
County of Westchester, NY
3.000%, 06/01/2016	400,000	418,816
4.000%, 07/01/2022	5,000	5,773
4.000%, 07/01/2022	190,000	216,336
East Hampton Union Free School District
4.250%, 06/15/2027	260,000	280,740
Erie County Fiscal Stability Authority
5.000%, 12/01/2024	1,000,000	1,191,620
5.000%, 07/01/2017	250,000	280,465
5.000%, 05/15/2021	225,000	264,481
Hendrick Hudson Central School District
2.000%, 04/15/2015	155,000	156,711
Memorial Sloan-Kettering Cancer Center
4.000%, 07/01/2017	275,000	300,421
Metropolitan Transportation Authority
5.000%, 11/15/2027	270,000	302,616
5.000%, 11/15/2025	500,000	596,230
5.000%, 11/15/2028	610,000	680,449
5.000%, 11/15/2026	750,000	815,370
5.000%, 11/15/2019	300,000	345,990
Nassau County Interim Finance Authority
5.000%, 11/15/2022	205,000	238,737
5.000%, 11/15/2019	175,000	205,369
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 01/15/2022	350,000	394,335
5.000%, 01/15/2021	200,000	230,006
5.000%, 07/15/2024	575,000	630,010
5.000%, 01/15/2023	250,000	274,785

New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 05/01/2023	1,500,000	1,743,405
New York City Trust of Cultural Resources
4.000%, 08/01/2017	300,000	329,727
5.000%, 04/01/2026	750,000	865,598
New York City Water & Sewer System
5.000%, 06/15/2027	155,000	180,076
5.750%, 06/15/2025	750,000	891,060
New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	111,608
5.000%, 04/01/2017	100,000	111,608
5.000%, 04/01/2020	115,000	131,595
New York Mortgage Agency
2.100%, 04/01/2020	210,000	209,779
New York State Dormitory Authority
4.000%, 07/01/2024	485,000	518,543
4.500%, 03/15/2015	100,000	102,322
5.000%, 10/01/2022	525,000	630,168
5.000%, 10/01/2018	300,000	350,415
5.000%, 08/15/2024	150,000	173,472
5.000%, 03/15/2028	1,035,000	1,191,130
5.000%, 03/15/2023	500,000	567,345
5.000%, 07/01/2026	1,565,000	1,825,353
5.000%, 07/01/2020	250,000	276,217
New York State Environmental Facilities Corp.
5.000%, 06/15/2021	380,000	412,403
5.000%, 05/15/2019	300,000	354,471
5.500%, 06/15/2015	250,000	260,510
New York State Thruway Authority
5.000%, 04/01/2015	150,000	154,224
5.000%, 04/01/2016	190,000	199,789
5.000%, 01/01/2022	575,000	643,603
5.000%, 04/01/2018	625,000	657,131
New York State Urban Development Corp.
5.000%, 01/01/2026	400,000	440,848
5.250%, 01/01/2021	500,000	581,415
5.250%, 01/01/2022	200,000	229,544
Ossining Union Free School District
2.250%, 09/01/2017	765,000	802,133
Port Authority of New York & New Jersey
5.000%, 07/15/2023	150,000	159,120
5.000%, 12/01/2017	1,000,000	1,138,960
5.000%, 07/15/2024	125,000	142,321
5.000%, 11/15/2026	200,000	224,302
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2026	750,000	754,080
Scarsdale Union Free School District
4.000%, 08/01/2018	440,000	493,887
Suffolk County Water Authority
4.000%, 06/01/2024	450,000	506,507
5.000%, 06/01/2023	450,000	539,905

The New York Power Authority
5.000%, 11/15/2020	500,000	566,495
5.000%, 11/15/2017	225,000	255,458
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	390,086
Town of Brookhaven, NY
4.000%, 05/01/2021	510,000	561,592
Town of East Hampton, NY
5.000%, 03/01/2018	430,000	489,830
Town of Huntington, NY
4.000%, 11/15/2017	200,000	221,434
Town of North Hempstead, NY
5.000%, 02/01/2018	740,000	844,555
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2024	190,000	219,463
Village of Bronxville, NY
4.000%, 06/01/2017	115,000	125,912
		33,388,155
Ohio - 1.10%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	420,411
Pennsylvania - 1.52%
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	500,000	577,365
Texas - 1.52%
Dallas Fort Worth International Airport
5.000%, 11/01/2026	500,000	580,505
Virginia - 1.50%
Virginia College Building Authority
5.000%, 02/01/2027	500,000	572,535
Washington - 0.74%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	250,000	281,065
Total Municipal Bonds (Cost $36,922,661)		37,233,271

Money Market Funds - 11.84%	Shares
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	4,510,903	4,510,903
Total Money Market Funds (Cost $4,510,903)		4,510,903

Total Investments (Cost $41,433,564) - 109.56%		41,744,174
Liabilities in Excess of Other Assets - (9.56)%		(3,642,118)
Total Net Assets - 100.00%		$38,102,056

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2014.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows*:

	Core Taxable Bond Fund	Intermediate Tax Exempt National Bond Fund	Intermediate Tax Exempt New York Bond Fund
Cost of investments	$70,923,692	$63,579,610	$41,433,564
Gross unrealized appreciation - Investments	1,340,912	567,899	333,417
Gross unrealized depreciation - Investments	(38,754)	(30,285)	(22,807)
Net unrealized appreciation	$1,302,158	$537,614	$310,610

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  Tax adjustments will be made as part of the Fund's first annual report, which will be dated November 30, 2014.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Rockefeller Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Taxable Bond Fund is to provide current income consistent with the preservation of capital.  The investment objective of the Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds became effective and commenced operations on December 26, 2013.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Rockefeller & Co., Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments, including municipal bonds, are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-based securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced ("TBA") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of August 31, 2014.

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Corporate Bonds	$-	$33,898,039	$-	$33,898,039
Municipal Bonds	-	11,104,923	-	11,104,923
U.S. Government Agency Issues	-	4,602,761	-	4,602,761
U.S. Government Notes/Bonds	-	15,243,472	-	15,243,472
Total Fixed Income Securities	-	64,849,195	-	64,849,195
Mutual Funds	7,320,183	-	-	7,320,183
Money Market Funds	56,471		-	56,471
Total Investments in Securities	$7,376,654	$64,849,195	$-	$72,225,850

Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$59,142,927	$-	$59,142,927
Total Fixed Income Securities	-	59,142,927	-	59,142,927
Money Market Funds	4,974,297		-	4,974,297
Total Investments in Securities	$4,974,297	$59,142,927	$-	$64,117,224

Intermediate Tax Exempt Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$37,233,271	$-	$37,233,271
Total Fixed Income Securities	-	37,233,271	-	37,233,271
Money Market Funds	4,510,903		-	4,510,903
Total Investments in Securities	$4,510,903	$37,233,271	$-	$41,744,174

The Fund recognizes transfers between levels as of the end of the fiscal period. There were no transfers as of August 31, 2014.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the year ended August 31, 2014.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The Funds did not hold derivative instruments during the period ended August 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date        10/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date        10/16/14

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date        10/17/14

* Print the name and title of each signing officer under his or her signature.